Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares capital	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income	Joint venture partners' share of net assets of joint ventures
Balance ((Recast - Note 3(a)))	$ 52,867	$ 232,621	$ 9,848	$ 4,000	$ (207,856)	$ 4,189	$ 10,065
Balance (in shares) ((Recast - Note 3(a)))		32,040,540
Increase (Decrease) in Stockholders' Equity
Issue of common shares on exercise of stock options ((Recast - Note 3(a)))	2,269	3,634		(1,365)
Issue of common shares on exercise of stock options ((Recast - Note 3(a)))		389,580
Issue of common shares on exercise of performance share units ((Recast - Note 3(a)))		3,190	(3,190)
Issue of common shares on exercise of performance share units ((Recast - Note 3(a)))		601,855
Issue of common shares on public offering ((Recast - Note 3(a)))	57,356	57,356
Issue of common shares on public offering ((Recast - Note 3(a)))		5,462,500
Share issuance costs ((Recast - Note 3(a)))	(3,192)	(3,192)
Stock-based compensation ((Recast - Note 3(a)))	4,530		3,167	1,363
Net loss for the year ((Recast - Note 3(a)))	(27,440)				(34,511)		7,071
Dividends paid by joint ventures ((Recast - Note 3(a)))	(4,000)						(4,000)
Other comprehensive income ((Recast - Note 3(a)))	14,038					14,038
Balance ((Recast - Note 3(a)))	96,428	293,609	9,825	3,998	(242,367)	18,227	13,136
Balance (in shares) ((Recast - Note 3(a)))		38,494,475
Increase (Decrease) in Stockholders' Equity
Issue of common shares on exercise of stock options ((Recast - Note 3(a)))	3,298	5,115		(1,817)
Issue of common shares on exercise of stock options ((Recast - Note 3(a)))		472,414
Issue of common shares on exercise of performance share units ((Recast - Note 3(a)))		3,239	(3,239)
Issue of common shares on exercise of performance share units ((Recast - Note 3(a)))		241,825
Issue of common shares on exercise of warrants ((Recast - Note 3(a)))	9,509	13,853	(4,344)
Issue of common shares on exercise of warrants ((Recast - Note 3(a)))		858,221
Cancellation of common shares ((Recast - Note 3(a)))	(895)	(895)
Cancellation of common shares ((Recast - Note 3(a)))		(52,131)
Reclassification of fair value of expired warrants ((Recast - Note 3(a)))			(2,413)	2,413
Issue of common shares on public offering ((Recast - Note 3(a)))	121,756	121,756
Issue of common shares on public offering ((Recast - Note 3(a)))		6,957,500
Share issuance costs ((Recast - Note 3(a)))	(6,069)	(6,069)
Stock-based compensation ((Recast - Note 3(a)))	4,923		4,376	547
Net loss for the year ((Recast - Note 3(a)))	(34,357)				(42,142)		7,785
Dividends paid by joint ventures ((Recast - Note 3(a)))	(6,000)						(6,000)
Other comprehensive income ((Recast - Note 3(a)))	7,414					7,414
Balance ((Recast - Note 3(a)))	196,007	430,608	4,205	5,141	(284,509)	25,641	14,921
Balance (in shares) ((Recast - Note 3(a)))		46,972,304
Balance at Mar. 31, 2011
Increase (Decrease) in Stockholders' Equity
Issue of common shares on exercise of stock options	1,816	2,810		(994)
Issue of common shares on exercise of stock options		225,845
Issue of common shares on exercise of performance share units		3,799	(3,799)
Issue of common shares on exercise of performance share units		391,612
Issue of common shares in connection with acquisitions	23,052	23,052
Issue of common shares in connection with acquisitions		915,021
Cancellation of common shares	(1,258)	(403)			(855)
Cancellation of common shares		(49,181)
Stock-based compensation	6,058		5,706	352
Net loss for the year	(32,836)				(45,794)		12,958
Dividends paid by joint ventures	(10,000)						(10,000)
Other comprehensive income	(12,370)					(12,370)
Balance at Dec. 31, 2011	$ 170,469	$ 459,866	$ 6,112	$ 4,499	$ (331,158)	$ 13,271	$ 17,879
Balance (in shares) at Dec. 31, 2011		48,455,601